Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2014. There were no assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2014.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2014
Assets
Fixed income securities:
U.S. government and agencies	$3,642	$276,325	$—	$279,967
Municipal	—	740,535	42,422	782,957
Corporate	—	3,460,429	252,565	3,712,994
Foreign government	—	396,676	—	396,676
RMBS	—	98,325	—	98,325
CMBS	—	134,892	—	134,892
ABS	—	49,255	25,345	74,600
Redeemable preferred stock	—	10,636	—	10,636

Total fixed income securities	3,642	5,167,073	320,332	5,491,047
Equity securities	200,575	547	5,000	206,122
Short-term investments	2,003	136,369	—	138,372
Other investments: Free-standing derivatives	—	46	554	600
Separate account assets	383,263	—	—	383,263
Other assets	—	—	84,561	84,561

Total assets at fair value	$589,483	$5,304,035	$410,447	$6,303,965

% of total assets at fair value	9.4%	84.1%	6.5%	100.0%
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(7,391)	$(7,391)

Total liabilities at fair value	$—	$—	$(7,391)	$(7,391)

% of total liabilities at fair value	—%	—%	100.0%	100.0%

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2013. There were no assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2013.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2013
Assets
Fixed income securities:
U.S. government and agencies	$3,678	$291,153	$—	$294,831
Municipal	—	674,669	51,315	725,984
Corporate	—	3,506,161	259,428	3,765,589
Foreign government	—	381,616	—	381,616
RMBS	—	159,919	—	159,919
CMBS	—	175,980	—	175,980
ABS	—	63,708	24,799	88,507
Redeemable preferred stock	—	10,312	—	10,312

Total fixed income securities	3,678	5,263,518	335,542	5,602,738
Equity securities	202,622	—	—	202,622
Short-term investments	3,157	95,396	—	98,553
Other investments: Free-standing derivatives	—	—	1,076	1,076
Separate account assets	435,446	—	—	435,446
Other assets	—	—	27,826	27,826

Total assets at fair value	$644,903	$5,358,914	$364,444	$6,368,261

% of total assets at fair value	10.1%	84.2%	5.7%	100.0%
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(9,197)	$(9,197)

Total liabilities at fair value	$—	$—	$(9,197)	$(9,197)

% of total liabilities at fair value	—%	—%	100.0%	100.0%

Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in thousands)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2014
Other assets – Structured settlement annuity reinsurance agreement	$84,561	Stochastic cash flow model	Ultimate reinvestment spreads	130.9 -198.4 basis points	155.6 basis points

December 31, 2013
ARS backed by student loans	$19,149	Discounted cash flow model	Anticipated date liquidity will return to the market	36 - 54 months	39 - 51 months
Other assets – Structured settlement annuity reinsurance agreement	$27,826	Stochastic cash flow model	Ultimate reinvestment spreads	133.9 - 198.4 basis points	157.5 basis points

Schedule of Rollforward of Level Three Assets and Liabilities Held at Fair Value on Recurring Basis

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2013	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$51,315	$(360)	$2,874	$—	$(4,940)
Corporate	259,428	7,257	(741)	40,734	(34,409)
ABS	24,799	—	546	—	—

Total fixed income securities	335,542	6,897	2,679	40,734	(39,349)
Equity securities	—	—	—	—	—
Free-standing derivatives, net	1,076	(533)	—	—	—
Other assets	27,826	56,735	—	—	—

Total recurring Level 3 assets	$364,444	$63,099	$2,679	$40,734	$(39,349)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(9,197)	$1,806	$—	$—	$—

Total recurring Level 3 liabilities	$(9,197)	$1,806	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2014
Assets
Fixed income securities:
Municipal	$—	$(4,559)	$—	$(1,908)	$42,422
Corporate	1,500	(7,396)	—	(13,808)	252,565
ABS	—	—	—	—	25,345

Total fixed income securities	1,500	(11,955)	—	(15,716)	320,332
Equity securities	5,000	—	—	—	5,000
Free-standing derivatives, net	73	—	—	(62)	554
Other assets	—	—	—	—	84,561

Total recurring Level 3 assets	$6,573	$(11,955)	$—	$(15,778)	$410,447

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(7,391)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(7,391)

(1)

The effect to net income totals $64.9 million and is reported in the Statements of Operations and Comprehensive Income as follows: $55.9 million in realized capital gains and losses, $7.2 million in net investment income, $(151) thousand in interest credited to contractholder funds and $2.0 million in contract benefits.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2012	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$67,672	$(1,960)	$2,614	$—	$—
Corporate	260,351	8,509	(8,214)	9,663	(4,160)
ABS	26,970	—	(951)	—	—

Total fixed income securities	354,993	6,549	(6,551)	9,663	(4,160)
Free-standing derivatives, net	306	431	—	—	—
Other assets	34,655	(6,829)	—	—	—

Total recurring Level 3 assets	$389,954	$151	$(6,551)	$9,663	$(4,160)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(17,877)	$8,680	$—	$—	$—

Total recurring Level 3 liabilities	$(17,877)	$8,680	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2013
Assets
Fixed income securities:
Municipal	$—	$(15,067)	$—	$(1,944)	$51,315
Corporate	6,910	(10,615)	—	(3,016)	259,428
ABS	—	—	—	(1,220)	24,799

Total fixed income securities	6,910	(25,682)	—	(6,180)	335,542
Free-standing derivatives, net	339	—	—	—	1,076
Other assets	—	—	—	—	27,826

Total recurring Level 3 assets	$7,249	$(25,682)	$—	$(6,180)	$364,444

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(9,197)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(9,197)

(1)

The effect to net income totals $8.8 million and is reported in the Statements of Operations and Comprehensive Income as follows: $(6.6) million in realized capital gains and losses, $6.7 million in net investment income, $(297) thousand in interest credited to contractholder funds and $9.0 million in contract benefits.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2011	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$50,422	$50	$3,082	$18,576	$—
Corporate	223,643	3,854	11,224	52,629	—
RMBS	2,730	—	—	—	(2,730)
ABS	26,425	—	3,668	—	—

Total fixed income securities	303,220	3,904	17,974	71,205	(2,730)
Free-standing derivatives, net	(2,867)	(296)	—	—	—
Other assets	16,869	17,786	—	—	—

Total recurring Level 3 assets	$317,222	$21,394	$17,974	$71,205	$(2,730)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(21,854)	$3,977	$—	$—	$—

Total recurring Level 3 liabilities	$(21,854)	$3,977	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2012
Assets
Fixed income securities:
Municipal	$—	$(2,251)	$—	$(2,207)	$67,672
Corporate	18,029	(18,812)	—	(30,216)	260,351
RMBS	—	—	—	—	—
ABS	—	(1,866)	—	(1,257)	26,970

Total fixed income securities	18,029	(22,929)	—	(33,680)	354,993
Free-standing derivatives, net	3,471	—	—	(2)	306
Other assets	—	—	—	—	34,655

Total recurring Level 3 assets	$21,500	$(22,929)	$—	$(33,682)	$389,954

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(17,877)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(17,877)

(1)

The effect to net income totals $25.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $14.3 million in realized capital gains and losses, $7.1 million in net investment income, $(142) thousand in interest credited to contractholder funds and $4.1 million in contract benefits.

Schedule of Change in Unrealized Gains and Losses Included in Net Income for Level Three Assets and Liabilities Held

The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

($ in thousands)	2014	2013	2012
Assets
Fixed income securities:
Municipal	$(395)	$(1,458)	$54
Corporate	7,099	6,633	4,912

Total fixed income securities	6,704	5,175	4,966
Free-standing derivatives, net	(533)	431	(279)
Other assets	56,735	(6,829)	17,786

Total recurring Level 3 assets	$62,906	$(1,223)	$22,473

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$1,806	$8,680	$3,977

Total recurring Level 3 liabilities	$1,806	$8,680	$3,977

Schedule of Carrying Values and Fair Value Estimates of Financial Instruments not Carried at Fair Value

Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

Financial assets

	December 31, 2014		December 31, 2013
($ in thousands)	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	$493,792	$526,433	$514,489	$534,241
Cost method limited partnerships	52,543	59,330	41,419	44,401

Financial liabilities

	December 31, 2014		December 31, 2013
($ in thousands)	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	$2,491,461	$2,615,231	$2,771,149	$2,912,758
Liability for collateral	101,095	101,095	62,610	62,610